FINANCIAL INSTRUMENTS (Details 18)	12 Months Ended
Dec. 31, 2023
Standard Poor [Member] | Local bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	0
Standard Poor [Member] | Foreign bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	BBB-
Fitch [Member] | Local bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	AA
Fitch [Member] | Foreign bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	BBB
Moody's [Member] | Local bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	0
Moody's [Member] | Foreign bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	Baa3
Feller [Member] | Local bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	AA
Feller [Member] | Foreign bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	0